Portfolio of investments—November 30, 2021 (unaudited)

		Value
Investment companies: 100.01%
Affiliated master portfolios: 100.01%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 34,297,799
Allspring Emerging Markets Bond Portfolio		2,895,846
Allspring Factor Enhanced Emerging Markets Equity Portfolio		11,736,205
Allspring Factor Enhanced International Equity Portfolio		39,327,468
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		66,397,885
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		16,497,546
Allspring High Yield Corporate Bond Portfolio		2,899,151
Allspring Investment Grade Corporate Bond Portfolio		17,873,608
Total Investment companies (Cost $168,339,899)		191,925,508
Total investments in securities (Cost $168,339,899)	100.01%	191,925,508
Other assets and liabilities, net	(0.01)	(28,292)
Total net assets	100.00%	$191,897,216
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	6.05%	6.07%	$60,746	$(219,810)	$328,828	$0	$1,044	$34,297,799
Allspring Emerging Markets Bond Portfolio	8.03	8.16	(44,862)	(48,258)	103,220	0	8	2,895,846
Allspring Factor Enhanced Emerging Markets Equity Portfolio	6.75	6.84	728,109	(1,914,613)	0	272,530	73	11,736,205
Allspring Factor Enhanced International Equity Portfolio	5.92	5.70	3,521,919	(1,930,495)	0	1,076,421	186	39,327,468
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	8.53	8.32	12,265,241	(153,395)	0	750,451	430	66,397,885
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	8.12	8.02	4,076,283	(3,594,615)	0	150,124	115	16,497,546
Allspring High Yield Corporate Bond Portfolio	5.94	6.00	51,149	(95,391)	115,672	0	11	2,899,151
Allspring Investment Grade Corporate Bond Portfolio	8.05	8.17	457,073	(500,268)	423,348	0	27	17,873,608
			$21,115,658	$(8,456,845)	$971,068	$2,249,526	$1,894	$191,925,508
See accompanying notes to portfolio of investments

Allspring Target 2035 Fund  |  1

Notes to portfolio of investments—November 30, 2021 (unaudited)

The Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
At November 30, 2021, the affiliated Master Portfolios were measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of the affiliated Master Portfolios was $191,925,508. The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-CorporatePortfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index, before fees and expenses

2  |  Allspring Target 2035 Fund